Shareholder Report, Holdings (Details)	May 31, 2025
C000001863 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001863 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000001863 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000001863 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001863 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000001863 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000001863 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000001863 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001863 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000001863 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001863 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001863 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000001863 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000001863 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001863 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001863 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001863 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001863 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000001863 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000001863 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001863 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001863 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000001865 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001865 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000001865 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000001865 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001865 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000001865 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000001865 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000001865 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001865 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000001865 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001865 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001865 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000001865 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000001865 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001865 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001865 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001865 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001865 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000001865 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000001865 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001865 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001865 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000001866 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001866 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000001866 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000001866 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001866 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000001866 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000001866 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000001866 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001866 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000001866 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001866 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001866 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000001866 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000001866 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001866 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001866 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000001866 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001866 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000001866 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000001866 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001866 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001866 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000113489 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000113489 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000113489 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113489 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000113489 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000113489 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000113489 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000113489 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113489 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000113489 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113489 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113489 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000113489 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000113489 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113489 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113489 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000113489 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113489 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000113489 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000113489 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113489 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000113489 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000078712 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078712 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000078712 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000078712 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000078712 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078712 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000078712 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000078712 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078712 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078712 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078712 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078712 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078712 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000078712 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078712 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078712 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078712 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000078712 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000078712 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078712 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078712 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000078713 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078713 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000078713 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000078713 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000078713 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078713 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000078713 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000078713 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078713 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078713 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078713 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078713 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000078713 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000078713 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078713 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078713 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078713 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000078713 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000078713 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078713 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078713 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000106430 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000106430 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000106430 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000106430 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000106430 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000106430 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000106430 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000106430 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106430 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000106430 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106430 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000106430 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000106430 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106430 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106430 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106430 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106430 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000106430 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000106430 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106430 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106430 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000212730 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212730 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000212730 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000212730 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000212730 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212730 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000212730 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000212730 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212730 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000212730 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000212730 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212730 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000212730 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000212730 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000212730 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000212730 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000212730 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212730 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212731 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212731 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000212731 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000212731 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212731 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000212731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000212731 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000212731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212731 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000212731 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000212731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000212731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000212731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000212731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000212731 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212731 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000212732 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000212732 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000212732 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212732 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000212732 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000212732 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000212732 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212732 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000212732 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000212732 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000212732 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238026 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000238026 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238026 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000238026 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000238026 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000238026 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238026 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238026 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000238026 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238026 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000238026 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000238026 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000238026 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238026 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238026 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238026 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238026 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238026 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238026 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238026 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C000247081 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000247081 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000247081 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000247081 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%
C000247081 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000247081 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000247081 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000247081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000247081 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000247081 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000247081 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	57.50%
C000247081 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000247081 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%